UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, Nebraska, 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Suite 2, Omaha, Nebraska, 68130

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  06/30/14

Item 1.  Reports to Stockholders.

TABLE OF CONTENTS

Shareholder Letter	1
Portfolio Review	4
Portfolio of Investments	5
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Expense Example	17
Supplemental Information	18
Privacy Notice	20
Other Information	22

This report is intended to be presented as a complete and integrated document. This report and any excerpt of this report may not be copied or reprinted without first obtaining the written permission of Lifetime Achievement Fund

Lifetime Achievement Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2014

The Fund's performance figures(a)(e) for the periods ended June 30, 2014, compared to its benchmarks:

	Six	One	Five	Ten	Inception(d) through
	Months	Year	Year	Year	June 30, 2014
Lifetime Achievement Fund with 2.50% sales load	4.53%	20.89%	16.43%	7.17%	3.61%
Lifetime Achievement Fund without 2.50% sales load	7.22%	23.98%	17.02%	7.44%	3.80%
S&P 500 Index (b)	7.14%	24.61%	18.83%	7.78%	4.19%
MSCI World Index (c)	6.18%	24.05%	14.99%	7.25%	3.63%

Comparison of the Change in Value of a $10,000 Investment

(a)  The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. The Fund's investment advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until April 30, 2015 to ensure that “Other Expenses” of the Fund do not exceed 0.50% of the Fund’s average daily net assets, excluding interest expense and cost of Fund borrowings.  The Fund's total annual operating expenses are 2.08% per the Fund's May 1, 2014 prospectus. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-888-339-4230

(b)  The Standard and Poor’s (‘‘S&P 500’’)500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

(c)  The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Investors cannot invest directly in an index.

(d) Inception date is July 5, 2000.
(e) Performance figures include 12b-1 fee rebate. Refer to note 4 in the Notes to Financial Statements.

The Fund's Top Ten Sectors are as follows:

Sectors	Portfolio Complosition as of June 30, 2014
Mutual Funds		94.6%
Small Value		29.8%
World Stock		18.5%
Large Value		10.9%
Large Growth		10.0%
Mid-Cap Value		10.0%
Equity Precious Metals		8.6%
Region Fund - European		4.7%
Diversified Emerging Markets		2.1%
Common Stock		3.0%
Telecommunications		3.0%
Other/Cash & Equivalents		2.7%
Other Liabilities in Excess of Assets		-0.3%
		100.00%

Lifetime Achievement Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014
Shares		Value

	COMMON STOCKS - 3.0%
	TELECOMMMUNICATIONS - 3.0%
140,000	Level 3 Communications, Inc.*
	(Cost - $6,731,830)	$ 6,147,400

	MUTUAL FUNDS - 94.6%
	DIVERSIFIED EMERGING MARKETS - 2.1%
123,535	Invesco Developing Markets Fund - Class R6	4,322,485

	EQUITY PRECIOUS METALS - 8.6%
274,599	OCM Mutual Fund - OCM Gold Fund - Advisor Class*	3,989,922
963,415	Van Eck International Investors Gold Fund - Class I	13,853,904
		17,843,826
	LARGE GROWTH - 10.0%
921,055	Alger Capital Appreciation Institutional Fund - Class Z	20,742,169

	LARGE VALUE - 10.9%
875,454	John Hancock Classic Value Fund - Institutional Class	22,525,433

	MID-CAP VALUE - 10.0%
702,365	JPMorgan Value Advantage Fund - Institutional Class	20,586,307

	REGION FUND - EUROPEAN - 4.7%
393,535	Franklin Mutual European Fund - Class Z	9,791,151

	SMALL VALUE - 29.8%
526,111	AllianzGI NFJ Small-Cap Value Fund - Institutional Class	19,708,103
545,787	Franklin MicroCap Value Fund - Advisor Class	21,951,540
527,865	Heartland Value Plus Fund - Institutional Class	19,900,503
		61,560,146

See accompanying notes to financial statements.

Lifetime Achievement Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2014

Shares		Value
	WORLD STOCK - 18.5%
709,429	Polaris Global Value Fund	$ 15,628,723
1,202,957	Wintergreen Fund - Institutional Class	22,735,892
		38,364,615

	TOTAL MUTUAL FUNDS (Cost - $127,652,739)	195,736,132

	SHORT-TERM INVESTMENTS - 2.7%
5,612,189	Huntington Conservative Deposit Account, 0.00% **	5,612,189
	(Cost - $5,612,189)

	TOTAL INVESTMENTS - 100.3% (Cost - $139,996,757) (a)	$ 207,495,721
	OTHER LIABILITIES IN EXCESS OF ASSETS - (0.3)%	(514,719)
	TOTAL NET ASSETS - 100.0%	$ 206,981,002

* Non-Income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on June 30, 2014.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $139,996,757 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 68,083,394
	Unrealized depreciation:	(584,430)
	Net unrealized appreciation:	$ 67,498,964

See accompanying notes to financial statements.

LIFETIME ACHIEVEMENT FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

ASSETS
Investment securities:
At cost	$ 139,996,757
At fair value	$ 207,495,721
Receivable for Fund shares sold	786,409
Prepaid expenses	22,177
TOTAL ASSETS	208,304,307

LIABILITIES
Redemptions payable	1,128,359
Investment advisory fees payable	117,417
Distribution (12b-1) fees payable	30,180
Fees payable to other affiliates	6,450
Accrued expenses	40,899
TOTAL LIABILITIES	1,323,305
NET ASSETS	$ 206,981,002

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$ 143,013,240
Undistributed net investment loss	(1,103,889)
Accumulated net realized loss from security transactions	(2,427,313)
Net unrealized appreciation on investments	67,498,964
NET ASSETS	$ 206,981,002

Net Asset Value Per Share:
Shares:
Net Assets	$ 206,981,002
Shares of beneficial interest outstanding	7,299,762

Net asset value, and redemption price per share (a)	$ 28.35
Maximum offering price per share
(net asset value, plus 2.56% of net asset value or 2.50% of offering price)	$ 29.08
(a) See note 5 to financial statements.

See accompanying notes to financial statements.

LIFETIME ACHIEVEMENT FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME
Interest	$ 997
TOTAL INVESTMENT INCOME	997

EXPENSES
Investment advisory fees	767,344
Distribution (12b-1) fees	255,781
Administrative services fees	61,019
Professional fees	26,020
Transfer agent fees	22,140
Interest expense	15,840
Insurance expense	11,700
Printing and postage expenses	11,290
Trustees' fees and expenses	10,608
Compliance officer fees	8,784
Custodian fees	7,853
Non 12b-1 shareholder services fees	4,516
Registration fees	2,880
Other expenses	2,133
TOTAL EXPENSES	1,207,908

NET INVESTMENT LOSS	(1,206,911)

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments	8,556,757
Change in unrealized appreciation on investments	7,028,165

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	15,584,922

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 14,378,011

See accompanying notes to financial statements.

LIFETIME ACHIEVEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
FROM OPERATIONS
Net investment loss	$ (1,206,911)	$ (923,985)
Distributions of realized gains by underlying investment companies	-	9,146,192
Net realized gain (loss) from investments	8,556,757	(1,335,338)
Net change in unrealized appreciation on investments	7,028,165	31,853,953
Net increase in net assets resulting from operations	14,378,011	38,740,822

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	-	(1,650,840)
Net decrease in net assets from distributions to shareholders	-	(1,650,840)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	2,606,069	10,433,142
Net asset value of shares issued in
reinvestment of distributions to shareholders	-	1,587,392
Redemption fee proceeds	242	344
Payments for shares redeemed	(23,506,159)	(13,391,718)
Net decrease in net assets from shares of beneficial interest	(20,899,848)	(1,370,840)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,521,837)	35,719,142

NET ASSETS
Beginning of Period	213,502,839	177,783,697
End of Period *	$ 206,981,002	$ 213,502,839
* Includes undistributed net investment income (loss) of:	$ (1,103,889)	$ 103,022

SHARE ACTIVITY
Shares sold	95,621	436,246
Shares reinvested	-	62,105
Shares redeemed	(868,477)	(553,408)
Net decrease	(772,856)	(55,057)

See accompanying notes to financial statements.

LIFETIME ACHIEVEMENT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	June 30, 2014		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	(Unaudited)		December 31, 2013		December 31, 2012		December 31, 2011		December 31, 2010		December 31, 2009

Net asset value, beginning of period	$ 26.45		$ 21.87		$ 19.02		$ 21.03		$ 17.18		$ 11.71

Activity from investment operations:
Net investment income (loss) (a)	(0.16)	(f)	(0.11)	(f)	0.06	(f)	-	(c)	0.04		(0.05)
Net realized and unrealized
gain/(loss) on investments	2.06		4.90		2.78		(1.66)		3.58		5.52
Retroactive rebate of 12b-1
fees by Distributor (g)	-	(c)	-		0.01		-		0.23		-
Total from investment operations	1.90		4.79		2.85		(1.66)		3.85		5.47

Redemption fees (b)	-	(c)	-	(c)	-		-	(c)	-	(c)	-	(c)

Less distributions from:
Net investment income	-		(0.21)		-		(0.34)		-		-
Return of capital	-		-		-		(0.01)		-		-
Total distributions	-		(0.21)		-		(0.35)		-		-

Net asset value, end of period	$ 28.35		$ 26.45		$ 21.87		$ 19.02		$ 21.03		$ 17.18

Total return (d)	7.22%	(h)	21.91%		14.98%		(7.90)%		22.41%		46.71%

Net assets, end of period (000s)	$ 206,981		$ 213,503		$ 177,784		$ 158,837		$ 168,022		$ 141,314

Ratio of gross expenses to average
net assets (a)	1.17%	(h)	1.23%		1.37%	(e)	1.30%	(e)	1.57%		1.99%
Ratio of net expenses (excluding interest expense)
to average net assets (a)	1.16%	(h)	1.19%		1.23%	(e)	1.25%	(e)	1.27%		1.40%
Ratio of net investment income (loss)
to average net assets (a)	(1.17)%	(h)	(0.48)%		0.32%	(e)	(0.01)%	(e)	0.17%		(0.43)%

Portfolio Turnover Rate	5%	(i)	11%		14%		20%		6%		10%

(a)	Recognition of the Fund's net investment income is affected by the timing of dividend declarations of investment funds. The expenses of the investment funds are excluded from the Fund's expense ratio.
(b) See Note 5 to financial statements.
(c) Less than $0.01 per share.
(d)	Total return represents aggregate total return based on NAV and does not reflect a sales charge.
(e)

Amounts include current 12b-1 fees rebated by distributor. The ratio of current 12b-1 fees to average net assets for the six months ended June 30, 2013 was 0.00%, for the year ended December 31, 2012 was 0.03% and for the year ended December 31, 2011 was 0.03%.

(f)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(g) See note 4 in the Notes to Financial Statements.
(h) Annualized.
(i) Not annualized.

See accompanying notes to financial statements.

Lifetime Achievement Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2014

1.

ORGANIZATION

Lifetime Achievement Fund (the ‘‘Fund’’) is a series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), and currently consists of one series of shares. The Fund invests primarily in investment companies, including exchange-traded funds.

Shares of the Fund, when issued, are fully paid, nonassessable, fully transferable, redeemable at the option of the shareholder and have equal dividend and liquidation rights and noncumulative voting rights.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (‘‘GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as a valuation firm or certified public accounting firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Lifetime Achievement Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2014

Fair Valuation Process — This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2014, for the Fund’s investments measured at fair value:

Lifetime Achievement Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2014

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 6,147,400	$ -	$ -	$ 6,147,400
Mutual Funds	195,736,132	-	-	195,736,132
Short-Term Investments	5,612,189	-	-	5,612,189
Total	$ 207,495,721	$ -	$ -	$ 207,495,721

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of any level during the period. It is the Fund’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

*Refer to the Portfolio of Investments for classifications.

The following amounts were transfers in/(out) of Level 2 Assets:

	Mutual Funds	Total
Transfers into Level 2 from Level 1	$ -	$ -
Transfers from Level 2 into Level 1	(10,077,318)	(10,077,318)
Net Transfer In/(Out) of Level 2	$ (10,077,318)	$ (10,077,318)

There were no transfers from Level 1 to Level 2. The Fund did not hold any Level 3 securities during the period.

(a) Transfers that were made into Level 2 represent securities being fair valued using observable inputs.

*Refer to the Portfolio of Investments for industry classification.

**Net appreciation/(depreciation) of future contracts.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal Income Tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken by the Fund in its 2011, 2012, 2013 and 2014 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF

Lifetime Achievement Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2014

generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended June 30, 2014, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, amounted to $10,451,372 and $29,931,977 respectively.

4.

INVESTMENT ADVISORY AGREEMENT/TRANSACTIONS WITH AFFILIATES

Manarin Investment Counsel, Ltd. serves as the Fund’s investment advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. Certain officers of the Fund are also officers of GFS and are not paid any fees for serving in that capacity. Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. However, the Advisor has voluntarily agreed to waive its fees and/or reimburse the Fund’s operating expenses, at least through April 30, 2015, to the extent necessary to ensure that ‘‘Other Expenses’’ of the Fund do not exceed 0.50% of the Fund’s average daily net assets. Other Expenses equal total expenses excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), advisory fees, distribution and/or service (12b-1) fees, taxes, and extraordinary expenses, such as litigation expenses. For the six months ended June 30, 2014, the Advisor made no reimbursements to the Fund, nor did it waive any of its fees.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

An officer of the Trust is also an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

The Trust, on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for the Fund and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or

Lifetime Achievement Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2014

maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the six months ended June 30, 2014, the Fund accrued $255,781 in total fees under the Plan, of which $173,010 was paid to brokers, $78,748 was paid to Manarin Securities Corporation, an affiliate of the Fund, and $3,966 was retained by the Distributor.  As selling broker, Manarin Securities Corporation, or its representatives, may indirectly receive additional 12b-1 fees from executing and/or clearing brokers to the extent its customers invest in the Fund through such brokers.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund shares. The Distributor is an affiliate of GFS. During the six months ended June 30, 2014, the Distributor received $0 in underwriting commissions.  Additionally, to the extent its customers purchase shares of the Fund, Manarin Securities Corporation may receive commissions.

In June 2010, the Securities & Exchange Commission staff (‘‘SEC’’) informed the Fund that the retention of distribution and/or shareholder servicing (12b-1) fees paid by the Underlying Funds to the Fund’s distributor was contrary to a representation made to the SEC staff in 2000. Therefore, in June 2010, Manarin Securities Corporation, rebated to the Fund all 12b-1 fees the Distributor previously received from the Underlying Funds (approximately $1.9 million).

Manarin Securities Corporation has also agreed that it will rebate to the Fund any and all future 12b-1 fees the Underlying Funds may disburse to Manarin Securities Corporation. These amounts are, and future amounts will be, included in the Fund’s Statement of Operations in the account titled ‘‘Current 12b-1 fees rebated by Distributor.’’ No such amounts were rebated during the six months ended June 30, 2014.

5.

REDEMPTION FEES

A 2.00% redemption fee is imposed by the Fund to offset transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions of shares made within 90 days of purchase date. Redemption fees are recorded by the Fund as a redemption of Fund shares and as a credit to paid-in-capital. For the six months ended June 30, 2014, the Fund receive $242 in redemption fees.

6.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the following periods was as follows:

Fiscal Year Ended
December 31, 2013
Ordinary Income	$ 1,650,840

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$ 103,022	$ -	$ (10,984,070)	$ -	$ -	$ 60,470,799	$ 49,589,751

At December 31, 2013, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	Expiration
$ 10,984,070	$ -	$ 10,984,070	December 31, 2017

Lifetime Achievement Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2014

Permanent book and tax differences primarily attributable to adjustments for short term capital gain distributions from the Underlying Funds, resulted in reclassification for the Fund for the period ended June 30, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$ -	$ 1,530,510	$ (1,530,510)

7. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Lifetime Achievement Fund

EXPENSE EXAMPLES (Unaudited)

June 30, 2014

As a shareholder of Lifetime Achievement Fund (the ‘‘Fund’’), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014 (the ‘‘period’’).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14-6/30/14*	Expense Ratio During the Period 1/1/13-6/30/14
	$1,000.00	$1,072.20	$6.01	1.17%

Hypothetical (5% return before expenses)	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14-6/30/14*	Expense Ratio During the Period 1/1/14-6/30/14
	$1,000.00	$1,018.99	$5.86	1.17%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Lifetime Achievement Fund (Unaudited)

Approval of Advisory Agreement – Lifetime Achievement Fund

In connection with a meeting held on February 12 and 13, 2014, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Manarin Investment Counsel, Ltd. (“MIC”) and the Trust, with respect to the Lifetime Achievement Fund (“Lifetime”).  In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

 Nature, Extent and Quality of Service.   The Trustees noted that the Adviser was founded in 1983 as an independent investment advisory firm and is currently managing approximately $600 million in assets.  The Board noted that the Adviser provides customized individual investment management services such as portfolio management, retirement planning, estate and tax planning.  The Board reviewed the background information of the key investment personnel responsible for servicing Lifetime and noted their financial industry experience in portfolio management, research and analysis, trading, operations, marketing, and compliance.  The Board noted that the Adviser conducts fundamental macroeconomic research and analysis on global economic fiscal and monetary policies, geopolitical environments and valuation metrics to identify undervalued asset classes for inclusion into the portfolio.  The Board further noted that to determine the specific funds to include in the portfolio, the Adviser performs screens, conducts phone meetings with various fund portfolio managers, reviews their fund materials, and periodically conducts in person due diligence visits to an adviser’s office seeking deeper information.  The Board discussed the recent administrative proceeding taken by the SEC against the Adviser, its president, and its affiliated broker, related to two partnerships, which required disgorgement and monetary penalties.  The Board recalled that it had closely monitored the situation and made various compliance demands of the Adviser.  The Board received periodic updates and had subsequent discussions with the Trust’s Chief Compliance Officer, Trust Counsel and the Adviser.  The Board noted that the Adviser hired a new Chief Compliance Officer, who will closely monitor and enforce enhanced procedures.  Notwithstanding the SEC Order in October 2013, to which the Board expressed their disappointment to MIC, the adviser began the process of taking corrective action with respect to the Fund in 2012, to the Board’s satisfaction, and all parties now look forward to moving ahead.  The Board concluded that the Adviser is now in a better position to provide quality service for the benefit of the Fund and its shareholders.

Performance.  The Board noted that after the maximum sales load the Fund returned 18.82% for one year, 17.71% over five years, 6.33% over ten years and 3.21% since inception (July 2000).  The Board noted the peer group returned 25.36% for one year, 14.58% over five years and 6.37% over ten years.  The Board noted that the Morningstar Mid Cap Blend Category returned 34.10% for one year, 20.01% over five years and 8.58% over ten years.  The Board noted that the Fund underperformed the peer group over the one year period; outperformed the peer group over the five year period and was on par with the peer group over the ten year period.  The Board noted that the Fund underperformed the Morningstar Mid Cap Blend Category over the one, five and ten year periods.  The Board noted that since inception data was not available for the peer group and Morningstar Mid Cap Blend Category. The Board noted that the underperformances are generally due to the Fund’s diversification among multiple asset classes and that the Fund’s sector weightings have no correlation to any specific benchmark.  The Board noted that the Fund also has a 7% gold hedge component to protect against inflation and geopolitical risks and in 2013 purchased SPDR S&P 500 ETF puts as a hedge.  The Board noted that all of these factors combined to cause the Fund to give up some upside potential for the sake of downside protection.  The Board noted the Fund has provided steady performance over many years and although past performance is not indicative of future results, the Board concluded that the Adviser has had respectable performance and is capable of providing reasonable returns going forward.

Fees and Expenses.  The Board noted the adviser charges an advisory fee of 0.75% for services provided to the Fund.  The Board compared the advisory fee, relative to benchmarks, and noted that it is compares favorably to the peer group average 1.03%; however, it is slightly higher than the Morningstar Mid Cap Blend Category average 0.67%.  The Board noted that the advisory fee is well within the high/low range of the peer group (0.20% – 1.93%) and Morningstar Mid Cap Blend Category (0.01% – 1.94%).  The Board noted that the Fund’s expense ratio is 2.38%, which is slightly higher than the peer group average of 2.24% and higher than the Morningstar Mid Cap Blend Category average of 1.27%; however, it falls within the low/high range of both the peer group (1.53% –  3.09) and Morningstar Mid Cap Blend Category (.06% – 5.22%).  The Board concluded the management fee competitively priced and reasonable.

Economies of Scale.   The Trustees considered whether economies of scale had been realized in connection with the adviser’s management of the Fund.  They noted that based on the Fund’s current asset size and profit level the absence of breakpoints was acceptable at this time.  The Trustees agreed to continue to monitor the Fund’s asset levels and revisit the matter as the Fund continues to grow.  They noted that the adviser indicated a willingness to consider breakpoints, and the Board had expressed to the adviser that, as Fund assets grow, the Board expects the adviser to cooperatively participate in discussions regarding breakpoints.

Profitability.  The Trustees reviewed the profitability analysis provided by the adviser and noted the adviser has realized a modest profit, after expenses, in connection with its relationship with the Fund.  They discussed the fact that an affiliated broker of the Adviser receives fees when its clients invest in the Fund.  After discussion, the Trustees agreed that excessive profitability was not a concern.

Conclusion.  Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests of the shareholders of Lifetime.

Rev. February 2014

PRIVACY NOTICE
FACTS		WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

  The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Purchase History

▪ Assets

▪ Account Balances

▪ Retirement Assets

▪ Account Transactions

▪ Transaction History

▪ Wire Transfer Instructions

▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?		Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver's license

We also collect your personal information from other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only

▪ Sharing for affiliates' everyday business purposes – information about your creditworthiness

▪ Affiliates from using your information to market to you

▪ Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Northern Lights Fund Trust III doesn’t jointly market.

Lifetime Achievement Fund

OTHER INFORMATION (Unaudited)

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Finally, the information on the Fund’s Form N-Q is available, upon request, by calling the Fund at (402) 330-1166 or at its toll-free number (800) 397-1167.

Proxy Voting Policies

The policies and procedures that the Fund uses to determine how to vote proxies relating to its investments is available without charge, upon request, by calling the Fund’s toll-free number at (800) 397-1167 or by visiting the Fund’s website at http://www.lifetimeachievementfund.com. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies for each 12 month period ending June 30 is filed with the SEC on Form N-PX. Such information, when filed, is available without charge, upon request, by calling the Fund’s toll-free number at (800) 397-1167 or by visiting the Fund’s website at http://www.lifetimeachievementfund.com. Such information is also available on the SEC’s website at http://www.sec.gov.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/3/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

9/3/14

By (Signature and Title)

/s/ Brian Curley

       Brian Curley, Treasurer

Date

9/3/14